Investments in Associates and Joint Ventures - Investment in PG1 - Additional Information (Detail) - PHP (₱) ₱ in Millions				1 Months Ended	12 Months Ended
	Aug. 12, 2022	Jul. 29, 2022	Feb. 28, 2022	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Consideration paid (received)		₱ 100.0		₱ 136.0
PG1 [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying value of investment in subsidiaries					₱ 0.0	₱ 0.0
Excess of equity share in net losses					₱ 0.0	₱ 3.0
PG1 [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Consideration paid (received)			₱ 44.7
Percentage of ownership	36.63%		65.30%
PG1 [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	36.82%		47.60%